Lord Abbett Calibrated Dividend Growth Fund
Lord Abbett Calibrated Dividend Growth Fund

LORD ABBETT RESEARCH FUND

Lord Abbett Calibrated Dividend Growth Fund

Supplement dated September 23, 2013 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated April 1, 2013

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Effective October 1, 2013, Lord, Abbett & Co. LLC will lower the annual management fee rate payable by Lord Abbett Calibrated Dividend Growth Fund as follows:

.65% of the first $1 billion of average daily net assets;

.60% of the next $1 billion of average daily net assets; and

.55% of average daily net assets over $2 billion.

Please retain this document for your future reference.